Other Receivables (Tables)	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Schedule of other receivables
	June 30, 2015	June 30, 2014
Deposits for equipment purchase	$126,856	$136,130
Deposit for outsourcing agreement (1)	147,330	146,250
Deposit for new project (2)	8,185	-
Advances to employees	3,782	67,740
Total	$286,153	$350,120

(1)	In December 2011, Yulong Bricks agreed to outsource some brick production to Pingdingshan Hongrui New Construction Materials Co., Ltd., an unrelated party, and paid approximately $147,330 (RMB 900,000) as security deposit, which deposit is due on demand.

(2)	In April 2015, Yulong Renewable paid $8,185 (RMB 50, 000) as security deposit in order to bid on a new project.